Property, Plant And Equipment - Schedule of Leasehold Property Net Book Value Movements (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment including right-of-use assets opening balance	£ 4,583	£ 4,867
Differences on exchange	(235)	(252)
Depreciation, amortisation and impairment costs	(3,101)	(28,614)	£ (1,305)
Property, plant and equipment including right-of-use assets closing balance	4,379	4,583	4,867
Leasehold property
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment including right-of-use assets opening balance	452	466
Differences on exchange	(26)	(25)
Depreciation, amortisation and impairment costs	(138)	(107)
Other net movements	169	118
Property, plant and equipment including right-of-use assets closing balance	457	452	466
Leasehold property | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment including right-of-use assets opening balance	147	152
Differences on exchange	(7)	(10)
Depreciation, amortisation and impairment costs	(50)	(12)
Other net movements	5	17
Property, plant and equipment including right-of-use assets closing balance	95	147	152
Leasehold property | Right-of-use assets
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment including right-of-use assets opening balance	305	314
Differences on exchange	(19)	(15)
Depreciation, amortisation and impairment costs	(88)	(95)
Other net movements	164	101
Property, plant and equipment including right-of-use assets closing balance	£ 362	£ 305	£ 314